UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment                    [_]; Amendment Number:

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Broadmark Asset Management, LLC
Address:   12 East 52nd Street
           3rd Floor
           New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566

Signature, Place and Date of Signing:

/s/ Jerome Crown                New York, NY                November 14, 2012
------------------        ------------------------      ------------------------

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT

[_]      13F NOTICE

[_]      13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           2

Form 13F Information Table Value Total:    $155,416
                                           (thousands)

List of Other Included Managers:

No.          Form 13F File Number              Name


1.           028-12088                         Forward Management, LLC


                                                    FORM 13F INFORMATION TABLE
                                                  Broadmark Asset Management LLC
                                                        September 30, 2012

COLUMN 1          COLUMN 2          COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8

                  TITLE                          VALUE       SHARES/    SH/ PUT/   INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER    OF CLASS          CUSIP        (X$1000)    PRN        PRN CALL   DSCRETN    MGRS       SOLE      SHARED     NONE
--------------    --------          -----        --------    -------    --- ----   -------    ----       ----      ------     ----
ISHARES TR        MSCI EMERG MKT    464287234     54,140     1,310,113  SH         OTHER      1          33,893    1,276,220  0
ISHARES TR        RUSSELL 2000      464287655    101,276     1,213,756  SH         OTHER      1               0    1,213,756  0





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